Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes

Note 13—Income Taxes

Income taxes are accounted for under the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes, which are now codified as FASB ASC Topic 740, Income Taxes. Income taxes are accounted for using an asset and liability approach. Deferred income taxes reflect the net effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and operating loss and tax credit carryforwards measured by applying currently enacted tax laws. A valuation allowance is provided to reduce net deferred tax assets to an amount that it more likely than not to be realized. ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be considered “more-likely-than-not” to be sustained upon examination by taxing authorities. The Company has taken positions in certain taxing jurisdictions for which it is more likely than not that previously unrecognized tax benefits will be recognized. In addition, the Company has elected to recognize interest and penalties related to uncertain tax positions in the income tax provision.

Since inception, the Company has operated solely within the United States.

On December 19, 2011, Parent and certain of its subsidiaries filed voluntary petitions under Chapter 11 of Title 11 of the United States Code, as amended, in the U.S. Bankruptcy Court for the District of Delaware to seek approval of the Prepackaged Joint Plan of Reorganization (the “Plan”). On February 10, 2012, the Bankruptcy Court confirmed the Plan. On February 25, 2012, Parent and certain of its subsidiaries consummated the principal transactions contemplated by the Plan and emerged from the bankruptcy proceeding.

The plan resulted in the issuance of 44,793,255 shares of Parent’s new Class A Common Stock, $0.01 par value per share and a $75 million principal amount 12% Senior Subordinated Secured Note due 2017, issued by California Lyon, in exchange for the claims held by the holders of the formerly outstanding notes of California Lyon. Pursuant to various provisions contained in IRC Section 108(e), these transactions resulted in Cancellation of Debt (COD) income for income tax purposes of approximately $200 million. IRC Section 108(a)(1)(A) provides that COD income is excluded from gross income when the discharge occurs in a Title 11 case under the jurisdiction of the bankruptcy court. However, pursuant to IRC Section 108(b)(1), if COD income is excluded due to the application of the bankruptcy exception, the amount of excluded COD income must generally be applied to reduce certain tax attributes of the debtor. In general, such attributes would normally be reduced in the following order: (1) net operating losses (current and carryforward); (2) general business tax credits; (3) minimum tax credits; (4) capital loss carryovers; (5) tax basis of the taxpayer’s assets; (6) passive activity losses & credit carryovers; and (7) foreign tax credit carryovers. Under IRC Section 108(b)(4)(a), the tax attribute reduction generally occurs after determining the taxpayer’s income tax liability for the year of the debt discharge. The Company believes that the consolidated NOLs of California Lyon will be the only tax attribute of the consolidated group which will be reduced in connection with the exclusion of the COD income. The Company also believes that the NOLs of California Lyon will fully absorb the COD income.

In connection with the Company’s emergence from the Chapter 11 bankruptcy proceedings, it experienced an “ownership change” as defined in Section 382 of the Internal Revenue Code as of February 25, 2012. Section 382 of the Internal Revenue Code contains rules that limit the ability of a company that undergoes an “ownership change” to utilize its net operating loss carryforwards and certain built-in losses or deductions recognized during the five-year period after the ownership change. The Company is able to retain a portion of its U.S. federal and state net operating loss and tax credit carryforwards, or the “Tax Attributes”, in connection with the ownership change. However, Internal Revenue Code, or the IRC, Sections 382 and 383 provide an annual limitation with respect to the ability of a corporation to utilize its Tax Attributes against future U.S. taxable income in the event of a change in ownership. In the Company’s situation, the limitation under the IRC will generally be based on the value of its equity (for purposes of the applicable tax rules) on or immediately following the time of emergence. The Company’s annual Section 382 limitation is approximately $4.0 million. As a result, the Company’s future U.S. taxable income may not be fully offset by the tax attributes if such income exceeds its annual limitation, and the Company may incur a tax liability with respect to such income. In addition, subsequent changes in ownership for purposes of the IRC could further diminish the Company’s ability to utilize Tax Attributes.

At September 30, 2012, the Company had federal and state net operating loss (NOL) carryforwards of approximately $203 million and approximately $466 million, respectively. Federal net operating loss carryforwards begin to expire in 2028; state net operating loss carry forwards begin to expire in 2013. These NOL carryforwards will be subject to reduction by the excluded COD income of approximately $200 million. As of September 30, 2012, the Company had unused recognized built-in losses (“RBIL) of approximately $20 million, subject to the annual Section 382 limitation amount of approximately $4 million and carryforward limitation rules similar to the Company’s NOL carryforwards. The Company’s remaining net unrealized built-in loss (“NUBIL”) totals approximately $227 million that, if recognized before February 24, 2017, would also be subject to the annual Section 382 limitation amount of approximately $4 million. The remaining NUBIL was computed by subtracting out the initial total NUBIL for the assets which were sold at a loss during the recognition period from the initial total cumulative NUBIL on the ownership change date. In addition, the Company has alternative minimum tax credit carryforwards of approximately $3 million which do not expire.

During the three and nine months ended September 30, 2012, the Company recorded no income tax expense, leading to an effective tax rate of 0% for each of those periods. The primary driver of the effective tax rate was the valuation allowance, discussed in detail below. Other tax related expenses of $11,000 for the three months ended September 30, 2012 relates to the minimum state tax in California and is recorded in provision for income taxes on the condensed consolidated statements of operations.

In assessing the benefits of the deferred tax assets, management considers whether it is “more likely than not” that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers taxable income in carry back years, the scheduled reversal of deferred tax liabilities, tax planning strategies and projected future taxable income in making this assessment. As of September 30, 2012, due to uncertainties surrounding the realization of the cumulative federal and state deferred tax assets, the Company has a full valuation allowance against the deferred tax assets. The valuation allowance as of September 30, 2012 and December 31, 2011, is $222.4 million and $202.3 million, respectively.

Effective January 1, 2007, the Company adopted the provisions of FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109” (“FIN 48”) which is now codified as FASB ASC Topic 740, Income Taxes. FASB ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be considered “more-likely-than-not” to be sustained upon examination by taxing authorities. The Company has taken positions in certain taxing jurisdictions for which it is more likely than not that previously unrecognized tax benefits will be recognized. The Company records interest and penalties related to uncertain tax positions as a component of the provision for income taxes. At December 31, 2011 and September 30, 2012, the Company has no unrecognized tax benefits.

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is subject to U.S. federal income tax examination for calendar tax years ending 2008 through 2011. The Company is subject to various state income tax examinations for calendar tax years ending 2007 through 2011.

Note 10—Income Taxes

Income taxes are accounted for under the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes, which are now codified as FASB ASC Topic 740, Income Taxes. Income taxes are accounted for using an asset and liability approach. Deferred income taxes reflect the net effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and operating loss and tax credit carryforwards measured by applying currently enacted tax laws. A valuation allowance is provided to reduce net deferred tax assets to an amount that is more likely than not to be realized. ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be considered “more-likely-than-not” to be sustained upon examination by taxing authorities. The Company has taken positions in certain taxing jurisdictions for which it is more likely than not that previously unrecognized tax benefits will be recognized. In addition, the Company has elected to recognize interest and penalties related to uncertain tax positions in the income tax provision.

Since inception, the Company has operated solely within the United States.

On December 19, 2011, the Parent and certain of its subsidiaries filed voluntary petitions under Chapter 11 of Title 11 of the United States Code in the U.S. Bankruptcy Court for the District of Delaware. On February 25, 2012, the group of companies emerged from the Chapter 11 bankruptcy proceedings.

The following summarizes the benefit (provision) for income taxes (in thousands):

	Year Ended December 31,
	2011	2010	2009
Current
Interest on uncertain tax positions	$—	$75	$108
Federal	—	347	101,810
State	(10)	(10)	(10)

	$(10)	$412	$101,908

Income taxes differ from the amounts computed by applying the applicable federal statutory rates due to the following (in thousands):

	Year Ended December 31,
	2011	2010	2009
Benefit for federal income taxes at the statutory rate	$67,662	$48,019	$42,852
Provision for state income taxes, net of federal income tax benefits	(6)	(6)	(6)
Valuation allowance	(66,265)	(47,949)	60,015
Nondeductible items-reorganization costs	(1,379)	—	—
Nondeductible items-other	(22)	—	—
Other	—	348	(953)

	$(10)	$412	$101,908

Temporary differences giving rise to deferred income taxes consist of the following (in thousands):

	December 31,
	2011	2010
Deferred tax assets
Reserves deducted for financial reporting purposes not allowable for tax purpose	$102,216	$52,539
Compensation deductible for tax purposes when paid	970	586
State income tax provisions deductible when paid for federal tax purposes	3	3
Effect of book/tax differences for joint ventures	1,563	2,046
Effect of book/tax differences for capped interest/G&A	891	—
Other	318	320
AMT credit carryover	2,698	2,698
Net operating loss	99,586	76,374
Valuation allowance	(202,322)	(125,773)

	5,923	8,793
Deferred tax liabilities
Effect of book/tax differences for joint ventures	(5,923)	(6,027)
Effect of book/tax differences for capped interest/G&A	—	(2,766)

	(5,923)	(8,793)

	$—	$—

At December 31, 2011, the Company had gross federal and state net operating loss carryforwards totaling approximately $177.3 million and $440.4 million, respectively. Federal net operating loss carryforwards begin to expire in 2028 and state net operating loss carryforwards begin to expire in 2013. In addition, as of December 31, 2010, the Company had unused built-in losses of $7.9 million which expired in 2011.

In connection with the Company’s emergence from the Chapter 11 bankruptcy proceedings, the Company experienced an “ownership change” as defined in Section 382 of the Internal Revenue Code, or the IRC, as of February 25, 2012. Section 382 of the IRC contains rules that limit the ability of a company that undergoes an “ownership change” to utilize its net operating loss carryforwards and certain built-in losses or deductions recognized during the five-year period after the ownership change. The Company is able to retain a portion of its U.S. federal and state net operating loss and tax credit carryforwards, or the Tax Attributes, in connection with the ownership change. However the IRC, Sections 382 and 383 provide an annual limitation with respect to the ability of a corporation to utilize its Tax Attributes against future U.S. taxable income in the event of a change in ownership. In the Company’s situation, the limitation under the IRC will generally be based on the value of the equity (for purposes of the applicable tax rules) on or immediately following the time of emergence. As a result, the Company’s future U.S. taxable income may not be fully offset by the Tax Attributes if such income exceeds the Company’s annual limitation, and the Company may incur a tax liability with respect to such income. In addition, subsequent changes in ownership for purposes of the IRC could further diminish the Company’s ability to utilize Tax Attributes.

In assessing the benefits of the deferred tax assets, management considers whether it is “more likely than not” that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers taxable income in carry back years, the scheduled reversal of deferred tax liabilities, tax planning strategies and projected future taxable income in making this assessment. As of December 31, 2011, due to uncertainties surrounding the realization of the cumulative federal and state deferred tax assets, the Company has a full valuation allowance against the deferred tax assets. The valuation allowances for the years ending December 31, 2011, 2010 and 2009 were $202.3 million, $125.8 million and $71.2 million, respectively.

On November 6, 2009, an expanded carry back election was signed into law as part of the Worker, Homeownership, and Business Assistance Act of 2009. As a result of this legislation, the Company elected to carry back for five years the taxable losses generated in 2009. As of December 31, 2009, the Company recorded an income tax refund receivable and the related income tax benefit of $101.8 million. The Company received the tax refund during the first quarter of 2010.

As of December 31, 2010, the Company received an additional refund related to the 2009 loss carry back of $347,000 and recorded the related income tax benefit as of December 31, 2010.

Effective January 1, 2007, the Company adopted the provisions of FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109” (“FIN 48”) which is now codified as FASB ASC Topic 740, Income Taxes. FASB ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be considered “more-likely-than-not” to be sustained upon examination by taxing authorities. The Company has taken positions in certain taxing jurisdictions for which it is more likely than not that previously unrecognized tax benefits will be recognized. The Company records interest and penalties related to uncertain tax positions as a component of the provision for income taxes. At January 1, 2008, and for the years ended December 31, 2008 through December 31, 2011, the Company has no unrecognized tax benefits.

In compliance with the Company’s election to recognize interest income (expense) and penalties related to uncertain tax positions in the income tax provision, $75,000 and $108,000 of interest income related to the income tax refund receivable, recorded under the provisions of FASB ASC 740, is included in the benefit from income taxes for the twelve months ended December 31, 2010 and December 31, 2009, respectively.

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is subject to U.S. federal income tax examination for calendar tax years ending 2008 through 2011. The Company is subject to various state income tax examinations for calendar tax years ending 2007 through 2011.